LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥) shares	May 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	May 31, 2018	Sep. 27, 2017
Subsidiary or Equity Method Investee [Line Items]
Equity method investments	¥ 206,823													¥ 206,823	¥ 219,935	¥ 295,225
Share of profit (loss) in equity method investments													$ (4,231)	(29,455)	(41,143)	64,701
Gain (loss) on disposal of equity method investments													$ (8,483)	(59,058)	(2,035)
Change in fair value															1,500
Impairment loss														¥ 0
Xianhua
Subsidiary or Equity Method Investee [Line Items]
Equity method investments															¥ 21,590
Purchase of investments, cash consideration										¥ 20,000
Equity interest (as a percent)	20.00%													20.00%	20.00%
Share of profit (loss) in equity method investments														¥ 1,240	¥ 87	1,503
CSJ Golden Bull
Subsidiary or Equity Method Investee [Line Items]
Equity method investments	¥ 26,675													¥ 26,675	¥ 33,439
Purchase of investments, cash consideration							¥ 40,900
Equity interest (as a percent)	25.00%													25.00%	25.00%
Share of profit (loss) in equity method investments														¥ (6,764)	¥ (6,181)	(1,280)
Shenzhen Boya
Subsidiary or Equity Method Investee [Line Items]
Equity method investments															¥ 71,531
Purchase of investments, cash consideration												¥ 0
Equity interest (as a percent)	0.00%													0.00%	40.00%			40.00%
Share of profit (loss) in equity method investments														¥ 1,882	¥ (30,646)	(13,755)
Purchase of equity interest (as a percent)												51.00%
Disposal of investments, cash consideration			¥ 10,000
Gain (loss) on disposal of equity method investments			¥ (63,413)
Yoquant
Subsidiary or Equity Method Investee [Line Items]
Equity method investments															¥ 12,891
Purchase of investments, cash consideration									¥ 15,440
Equity interest (as a percent)															21.07%
Share of profit (loss) in equity method investments														¥ (223)	¥ (1,518)	(1,031)
Purchase of equity interest (as a percent)									21.07%
Total consideration				¥ 48,358
Equity interest (as a percent)	100.00%			100.00%										100.00%
Suzhou Qingyu
Subsidiary or Equity Method Investee [Line Items]
Equity method investments	¥ 19,092													¥ 19,092	¥ 23,707
Purchase of investments, cash consideration					¥ 20,000			¥ 10,000
Equity interest (as a percent)	13.03%				9.88%									13.03%	13.03%		20.00%
Share of profit (loss) in equity method investments														¥ (4,615)	¥ (5,083)	(1,210)
Purchase of equity interest (as a percent)					3.15%			20.00%
Suzhou Qingyu | Minimum
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)																	9.88%
Suzhou Qingyu | Maximum
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)								20.00%
Shenzhen Lingxian
Subsidiary or Equity Method Investee [Line Items]
Equity method investments															¥ 36,484
Purchase of investments, cash consideration						¥ 30,000
Equity interest (as a percent)	0.00%													0.00%	28.75%
Share of profit (loss) in equity method investments														¥ (6,424)	¥ 1,984
Purchase of equity interest (as a percent)						23.75%
Disposal of investments, cash consideration	¥ 34,500
Gain (loss) on disposal of equity method investments	4,440
Purchase of equity interest (as a percent)											5.00%
Purchase of investments, cash consideration											¥ 3,000
Change in fair value																¥ 1,500
Cornerstone Unicorn No.3 Private Equity Investment Fund
Subsidiary or Equity Method Investee [Line Items]
Equity method investments	¥ 132,859													¥ 132,859
Purchase of investments, cash consideration		¥ 141,460
Equity interest (as a percent)	92.00%													92.00%
Share of profit (loss) in equity method investments														¥ (8,601)
Number of fund shares purchased | shares		141,460,000
Total number of fund shares | shares		152,460,000
Others
Subsidiary or Equity Method Investee [Line Items]
Equity method investments	¥ 28,197													¥ 28,197	¥ 20,293